CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933, the undersigned hereby certifies as follows:

1. This filing is made on behalf of the ICON Funds (the "Registrant"). Registrant's 1933 Act File No. is 333-14927 and Registrant's 1940 Act File No. is 811-7883.

2. There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 14 ("PEA No. 14") on September 30, 2002, pursuant to Rule 485(b) under the 1933 Act for the following funds:

                ICON  Bond Fund
                ICON  Covered  Call  Fund
                ICON  Equity  Income  Fund
                ICON Long/Short Fund
                (collectively, the "Funds").

3.   The text of PEA No. 14 has been filed electronically.

DATED:  October 1, 2002

                                   ICON FUNDS
                                   On behalf of the Funds


                                   By:  /s/ Andra C. Ozols
                                        -------------------
                                        Andra C. Ozols
                                        Secretary